Operating segment information (Tables)	12 Months Ended
Dec. 31, 2018
Operating segment information
Schedule of Operating Segment Information

	Advertising and subscription business	Transaction services business	Digital marketing solutions business	Total

Year ended, December 31, 2016

Revenue	3,432,986	1,551,676	788,286	5,772,948
Gross profit	2,542,534	668,238	484,197	3,694,969
Income/(Loss) from operations	592,611	(848,267)	146,428	(109,228)

Year ended, December 31, 2017

Revenue	3,922,158	3,872,244	956,857	8,751,259
Gross profit	3,076,332	1,902,614	537,633	5,516,579
Income/(Loss) from operations	444,564	(1,525,073)	3,916	(1,076,593)

Year ended, December 31, 2018

Revenue	4,074,218	5,370,871	1,134,520	10,579,609
Gross profit	3,414,173	2,318,790	602,248	6,335,211
Income/(Loss) from operations	666,257	(838,477)	(293,286)	(465,506)